Net Loss Per Share - Summary of Unaudited Pro Forma Basic And Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss	$ (9,002,000)	$ (9,438,000)	$ (25,782,000)	$ (29,470,000)	$ (39,661,000)	$ (50,332,000)
Deemed dividends	0	(305,000)	0	(2,724,000)	(2,724,000)	(1,941,000)
Net loss attributable to common stockholder	$ (9,002,000)	$ (9,743,000)	$ (25,782,000)	$ (32,194,000)	$ (42,385,000)	$ (52,273,000)
Denominator:
Weighted average shares outstanding - basic	12,464,236	374,270	4,495,701	367,888	372,426	347,249
Weighted average shares outstanding - diluted	12,464,236	374,270	4,495,701	367,888	372,426	347,249
Pro forma adjustment to reflect the automatic conversion of all convertible preferred stock to common stock upon an IPO, exercise of the IPO Exercised Warrants and settlement of the IPO Vesting RSUs					13,170,324
Pro forma weighted average number of shares outstanding-basic					13,542,750	10,454,721
Pro forma weighted average number of shares outstanding-diluted					13,542,750	10,454,721
Unaudited pro forma net loss per share-basic					$ (3.13)	$ (5)
Unaudited pro forma net loss per share-diluted					$ (3.13)	$ (5)